Other long-term financial assets	12 Months Ended
Mar. 31, 2018
Disclosure Of Other Long-Term Financial Assets [Abstract]
Other long-term financial assets
11.	Other long-term financial assets

Other long-term financial assets comprise the following:

	March 31, 2018	March 31, 2017
Security deposits, restricted	$235,300	$151,121
Term deposits	1,270	1,693
Total	$236,570	$152,814

Security deposits

Security deposits primarily include refundable interest free deposits placed with electricity board and paid for office premises and warehouses.

Term deposits

Term deposits represent deposits with banks along with corresponding interest accrued that has been pledged with banks for guarantees and letter of credit issued to meet contractual obligations related to sale and purchase arrangements.